Equity accounted investments - Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2016
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period	R 3,733.9	R 2,244.1
Balance at the end of the period	4,038.8	3,733.9	R 2,244.1
Revenue	72,925.4	50,656.4	45,911.6
Amortisation and depreciation	(7,214.1)	(6,613.8)	(5,699.7)
Interest income	560.4	482.1	415.5
Finance expense	(3,302.5)	(3,134.7)	(2,971.8)
Income tax	1,733.0	(1,083.8)	2,946.6
Profit/(loss) for the period	432.8	(2,520.7)	(4,433.1)
Other comprehensive income	(465.9)	1,764.1	(627.2)
Comprehensive income	(33.1)	(756.6)	(5,060.3)
Non-current assets	74,908.1	69,727.7	64,067.3
Property, plant and equipment	57,480.2	54,558.2	51,444.6
Right-of-use assets	360.9
Current assets	26,163.7	15,195.3	12,004.5
Cash and cash equivalents	5,619.0	2,549.1	2,062.4	R 14,600.0	R 967.9
Non-current liabilities	55,606.7	45,566.0	43,635.8
Current liabilities	R 14,326.8	14,632.6	R 8,437.8
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)	50.00%		50.00%
Balance at the beginning of the period	R 2,492.4	2,012.9	R 2,049.3
Share of results of equity-accounted joint venture investee after tax	377.1	210.5	175.0
Dividend received	(111.0)	(87.0)
Foreign currency translation	(70.8)	356.0	(211.4)
Balance at the end of the period	2,687.7	2,492.4	2,012.9
Assets (liabilities)	2,735.3	2,543.8	2,195.7
Reconciling items	(47.6)	(51.4)	(182.8)
Mimosa | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Revenue	4,685.2	3,714.9	3,375.4
Amortisation and depreciation	(437.4)	(383.1)	(423.4)
Interest income	4.5		17.5
Finance expense	(43.5)	(26.0)	(20.0)
Income tax	(436.4)	(381.8)	(245.0)
Profit/(loss) for the period	754.2	420.9	350.1
Other comprehensive income	(141.3)	712.0	72.7
Comprehensive income	612.9	1,132.9	422.8
Non-current assets	4,723.9	4,592.3	4,007.8
Property, plant and equipment	4,704.8	4,592.3	4,007.8
Right-of-use assets	19.1
Current assets	2,535.1	2,047.9	1,916.2
Cash and cash equivalents	27.9	184.8	281.5
Other current assets	2,507.2	1,863.1	1,634.7
Non-current liabilities	1,235.4	1,168.1	993.6
Non-current financial liabilities	(128.7)	(60.7)	(94.2)
Other non-current liabilities	(1,106.7)	(1,107.4)	(899.4)
Current liabilities	553.0	384.6	539.1
Current financial liabilities	(446.5)	(377.7)	(487.4)
Other current liabilities	(106.5)	(6.9)	(51.7)
Assets (liabilities)	R 5,470.6	R 5,087.5	R 4,391.3